Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 710,000
Previously Paid Amount	0.00
Total Fee Amount	98.05
Total Offset Amount	0.00
Net Fee	98.05
Narrative - Max Aggregate Offering Price	$ 710,000
Final Prospectus	true